UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   Stratton House
           5 Stratton Street
           London, England W1J 8LA

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England               May 8, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      19

Form 13F Information Table Value Total:   $2,193,512
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------


                                                          FORM 13F INFORMATION TABLE
                                                           EGERTON CAPITAL LIMITED
                                                               MARCH 31, 2012

COLUMN 1                          COLUMN  2   COLUMN 3      COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                  TITLE OF                  VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP        (x1000)   PRN AMT   PRN CALL  DISCRETION  MNGRS  SOLE   SHARED     NONE
ADVANCE AUTO PARTS INC             COM        00751Y106     40,380     455,913 SH          SOLE      NONE         455,913
APPLE INC                          COM        037833100    256,179     427,286 SH          SOLE      NONE         427,286
CBS CORP NEW                       CL B       124857202    163,545   4,822,917 SH          SOLE      NONE                  4,822,917
CF INDS HLDGS INC                  COM        125269100     26,403     144,557 SH          SOLE      NONE         144,557
CHECK POINT SOFTWARE TECH LT       ORD        M22465104    128,832   2,018,045 SH          SOLE      NONE       2,018,045
E M C CORP MASS                    COM        268648102     30,386   1,016,931 SH          SOLE      NONE       1,016,931
FIRST REP BK SAN FRANCISCO C       COM        33616C100     11,416     346,578 SH          SOLE      NONE         346,578
GOLDMAN SACHS GROUP INC            COM        38141G104     17,435     140,185 SH          SOLE      NONE         140,185
GOOGLE INC                         CL A       38259P508    177,714     277,141 SH          SOLE      NONE         277,141
MASTERCARD INC                     CL A       57636Q104    161,285     383,518 SH          SOLE      NONE         383,518
MICROSOFT CORP                     COM        594918104    138,185   4,283,465 SH          SOLE      NONE       4,283,465
NATIONAL OILWELL VARCO INC         COM        637071101     83,877   1,055,459 SH          SOLE      NONE       1,055,459
NEWS CORP                          CL A       65248E104    205,044  10,403,067 SH          SOLE      NONE      10,403,067
SIGNET JEWELERS LIMITED            SHS        G81276100    163,929   3,467,188 SH          SOLE      NONE       3,467,188
UNION PAC CORP                     COM        907818108    188,560   1,754,372 SH          SOLE      NONE       1,754,372
VARIAN MED SYS INC                 COM        92220P105      7,701     111,667 SH          SOLE      NONE         111,667
VISA INC                           COM CL A   92826C839    230,394   1,952,495 SH          SOLE      NONE       1,952,495
WELLS FARGO & CO NEW               COM        949746101    109,610   3,210,611 SH          SOLE      NONE       3,210,611
WILLIAMS SONOMA INC                COM        969904101     52,637   1,404,395 SH          SOLE      NONE       1,404,395

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